Summary of Significant Accounting Policies - Evernorth - Annual - Fair Value (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Sep. 30, 2025
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Refundable investor advances	$ 687,093,995	$ 764,570,995	$ 0
Total financial liabilities		764,570,995
Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Refundable investor advances	0	0
Total financial liabilities		0
Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Refundable investor advances	0	0
Total financial liabilities		0
Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Refundable investor advances	$ 687,093,995	764,570,995
Total financial liabilities		$ 764,570,995